Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Useful Life

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is recognized using the straight-line method over the estimated useful life of the asset, ranging from 5-7 years as follows:

Fixed Asset Type	Estimated useful life
Lab equipment	5 years
Computers	5 years
Furniture and fixtures	7 years

Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	September 30,
	2019	2020
Series A convertible preferred stock	11,736,119	—
Series B convertible preferred stock	7,628,846	—
Unvested restricted stock awards	1,394,056	1,312,024
Stock options	2,189,333	6,649,882

	22,948,354	7,961,906

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2018	2019
Series A convertible preferred stock	11,736,119	11,736,119
Series B convertible preferred stock	—	7,628,846
Unvested restricted stock awards	856,438	1,335,349
Stock options	588,961	2,269,742

	13,181,518	22,970,056

Schedule of Unaudited Pro Forma Basic and Diluted Net Loss Per Share of Common Stock

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per share of common stock for the year ended December 31, 2019:

(in thousands, except share and per share data)
Numerator:
Net loss	$(27,570)

Denominator:
Weighted average shares of common stock outstanding	1,668,549
Conversion of convertible preferred stock	30,437,423

Shares issued in computing unaudited pro forma weighted average basic and diluted shares of common stock outstanding	32,105,972

Pro forma net loss per common share, basic and diluted	$(0.86)